Income Tax/Deferred Tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax/Deferred Tax

NOTE 41. INCOME TAX/DEFERRED TAX
The following is a reconciliation of income tax charged to income as of December 31, 2025, as compared to the previous fiscal year:

	12.31.25	12.31.24	12.31.23
Income Before Income Tax for the Year (*)	258,810,311	2,932,829,539	1,560,718,035
Current Tax Rate	35%	35%	35%
Income for the Year at Tax Rate	(90,583,608)	(1,026,490,339)	(546,251,312)
Permanent Differences at Tax Rate
- Income for Equity Instruments	1,674,570	323,492,737	2,937,690
- Untaxed Income	29,838,824	5,091,553	21,277,120
- Donations and Other Non-deductible Expenses	(1,383,097)	(1,662,838)	(1,827,216)
- Other	558,321,264	1,132,186,712	1,033,205,204
- Inflation effect	(11,021,081)	(340,168,568)	(20,766,570)
- Tax inflation adjustment	(565,714,285)	(890,737,974)	(1,078,999,565)
Total Income Tax Charge for the Year	(78,867,413)	(798,288,717)	(590,424,649)
(*) It comprises the result of continuing operations together with other comprehensive income, both before tax.

	12.31.25	12.31.24	12.31.23
Current Income Tax	(244,327,347)	(355,466,720)	(844,295,551)
Deferred Tax Charge(*)	73,829,951	(248,262,787)	454,991,485
Update of the charge tax for inflation effects	5,137,320	1,028,390	4,053,579
Tax Return adjustment from previous fiscal year	86,492,663	(195,587,600)	(205,174,162)
Total Income Tax Charge for the Year	(78,867,413)	(798,288,717)	(590,424,649)
(*)See Note 19. The difference in the change in deferred tax is attributable to Nera Agro Holding SL’s opening balances, which were not classified as a discontinued operation due to their immateriality.

	12.31.25	12.31.24	12.31.23
Current Income Tax	(244,327,347)	(355,466,720)	(844,295,551)
Tax Advances	121,154,261	143,938,081	63,962,369
Current Income Tax Liabilities	(123,173,086)	(211,528,639)	(780,333,182)
Tax Inflation Adjustment
•Law 27,430 introduced an amendment establishing that the subjects referred to in paragraphs a) to e) of Article 53 of the current Income Tax Act, for the purposes of determining the net taxable earnings, should deduct or incorporate the tax inflation adjustment to the tax income for the fiscal year being settled. Said adjustment would be applicable in the fiscal year where a variation percentage of the consumer price index is verified, greater than one hundred percent (100%), accumulated in the thirty-six (36) months prior to the closing of the fiscal year being settled.
•For fiscal years commencing on or after January 1, 2021, the inflation adjustment would be charged in full (100%), with no deferral at all. In this regard, the whole inflation adjustment calculated for this year has to be included in the current fiscal year.
Tax rates
On June 16, 2021, Law 27,630 was enacted establishing a new graduated income tax rate structure for capital companies, with three segments in relation to the level of accumulated taxable net earnings, to be applied for fiscal years commencing on or after January 1, 2021, this date included.
The new tax rate in the framework of this treatment are:
For the fiscal year beginning on 01.01.25 and ended 12.31.25:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	101,680	—	25%	—
101,680	1,016,796	25,420	30%	101,680
1,016,796	Onwards	299,955	35%	1,016,796
For the fiscal year beginning on 01.01.24 and ended 12.31.24:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	34,704	—	25%	—
34,704	347,035	8,676	30%	34,704
347,035	Onwards	102,375	35%	347,035
The amounts provided for above will be adjusted annually, based on the annual variation of the CPI provided by INDEC, corresponding to the month of October of the year prior to the adjustment, with respect to the same month of the previous year.
Dividend tax: it is established that dividends or profits distributed to individuals, undivided estates or foreign beneficiaries will be taxed at the rate of 7%.